November 1, 2011

VIA EDGAR SYSTEM

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	The Primary Trend Fund, Inc.
File Nos. 033-06343 and 811-04704
Rule 497(j) Certification

Ladies and Gentlemen:

The undersigned officer of The Primary Trend Fund, Inc. (the “Company”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

1.           The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 35 to the Company’s Registration Statement on Form N-1A filed by the Company on October 28, 2011, which became effective that same day.  This is the most recent amendment to such Registration Statement.

2.           The text of Post-Effective Amendment No. 35 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on October 28, 2011.

Very truly yours,

THE PRIMARY TREND FUND, INC.

By:	/s/ Lilli Gust
Lilli Gust
President